Note 9 - Short-term Investments - Realized Gains of the Sale of Available-for-sale Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Proceeds	$ 105,560,595	$ 90,323,594
Costs	105,334,483	90,205,903
Gains	234,421	106,392
Exchange difference	$ (8,309)	$ 11,299